CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Common stock, share issued (in shares)	1	1
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01